VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Components of vessels and equipment, net
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRU and FLNG)	40 years
Vessels - converted FSRU	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Deferred drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1	1,374,607	45,771	109,094	7,264	1,536,736
Additions	—	—	—	77	77
As of December 31	1,374,607	45,771	109,094	7,341	1,536,813

Depreciation, amortization and impairment
As of January 1	(223,999)	(20,363)	(22,767)	(5,188)	(272,317)
Charge for the year (1)	(39,449)	(5,543)	(5,696)	(600)	(51,288)
Impairment (2)	(72,607)	—	(3,548)	—	(76,155)
As of December 31	(336,055)	(25,906)	(32,011)	(5,788)	(399,760)

Net book value as of December 31, 2022	1,038,552	19,865	77,083	1,553	1,137,053

(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1	1,374,607	45,771	109,094	7,287	1,536,759
Additions	—	—	—	73	73
Write-offs (3)	—	—	—	(96)	(96)
As of December 31	1,374,607	45,771	109,094	7,264	1,536,736

Depreciation, amortization and impairment
As of January 1	(182,474)	(14,820)	(15,948)	(4,267)	(217,509)
Charge for the year	(41,525)	(5,543)	(6,819)	(1,017)	(54,904)
Write-offs (3)	—	—	—	96	96
As of December 31	(223,999)	(20,363)	(22,767)	(5,188)	(272,317)

Net book value as of December 31, 2021	1,150,608	25,408	86,327	2,076	1,264,419
(1) Depreciation and amortization charges for the years ended December 31, 2022 and 2021, excludes $0.5 million and, $0.5 million respectively, of amortization charges in relation to the Cameroon license fee.

(2) Entry into the Arctic SPA changed the expected recovery of Golar Arctic’s carrying amount from continued use in operations over her remaining useful life, to recovery from sale, and was considered an indicator of impairment. As the revised future estimated cash flows were less than her carrying amount, an impairment charge of $76.2 million was recognized during the year ended December 31, 2022, reflecting an adjustment to her fair value (based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market).

(3) Write-offs relates to fully depreciated or fully amortized assets.